Shareholder Report, Holdings (Details) - C000237262 [Member]	Oct. 31, 2025
Allwyn Entertainment Financing UK PLC 7 875 4 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AP Core Holdings II LLC 10 945 9 1 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CommScope LLC 9 500 12 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SGUS LLC 11 000 12 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Directv Financing LLC 8 875 2 1 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PG And E Corp 4 250 12 1 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Likewize Corp 10 350 8 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Victoria s Secret And Co 4 625 7 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CITGO Petroleum Corp 8 375 1 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Icahn Enterprises LP Icahn Enterprises Finance Corp 9 750 1 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Leveraged Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%